WARRANTS (Details)	Mar. 31, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Number of Shares (in shares) | shares	44,205,800
Series A’
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 0.4485
Number of Shares (in shares) | shares	178,372
Term (years)	10 years
Series D
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 1.5326
Number of Shares (in shares) | shares	6,157,542
Term (years)	7 years
Series D’
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 1.5326
Number of Shares (in shares) | shares	37,869,886
Term (years)	7 years
Common Stock Warrants
Class of Warrant or Right [Line Items]
Number of Shares (in shares) | shares	6,001,639
Common Stock Warrants | Minimum
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 0.36
Term (years)	1 year
Common Stock Warrants | Maximum
Class of Warrant or Right [Line Items]
Exercise Price (in dollars per share) | $ / shares	$ 1.53
Term (years)	6 years